Investments in Companies Accounted for at Equity Method (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in Companies Accounted for at Equity Method [Abstract]
Affiliated companies	$ 55	$ 38
Joint venture	25,260	24,022
Total	$ 25,315	$ 24,060